ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited)

COMMON STOCKS—96.8%	SHARES	VALUE
CHINA—8.0%
EDUCATION SERVICES—2.7%
New Oriental Education & Technology Group, Inc.#,*	4,650	$565,208
INTERACTIVE MEDIA & SERVICES—2.0%
Tencent Holdings Ltd.	8,600	410,144
INTERNET & DIRECT MARKETING RETAIL—3.3%
Alibaba Group Holding Ltd.#,*	3,250	671,417
TOTAL CHINA (Cost $1,532,808)		1,646,769
DENMARK—2.2%
BIOTECHNOLOGY—2.2%
Genmab AS*	2,000	460,377
(Cost $406,358)
FRANCE—10.3%
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
LVMH Moet Hennessy Louis Vuitton SE	1,430	622,725
LIFE SCIENCES TOOLS & SERVICES—2.7%
Eurofins Scientific SE	1,033	555,604
MULTI-SECTOR HOLDINGS—1.4%
Eurazeo SE	3,900	279,117
RESEARCH & CONSULTING SERVICES—3.2%
Teleperformance	2,600	652,334
TOTAL FRANCE (Cost $1,891,445)		2,109,780
GERMANY—1.9%
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Varta AG*	4,717	400,030
(Cost $516,313)
HONG KONG—2.6%
INDUSTRIAL MACHINERY—2.6%
Techtronic Industries Co., Ltd.	67,300	537,003
(Cost $522,900)
INDIA—3.7%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
HDFC Asset Management Co., Ltd.(a)	8,000	353,728
CONSUMER FINANCE—2.0%
Manappuram Finance Ltd.	152,000	397,531
TOTAL INDIA (Cost $701,790)		751,259
IRELAND—3.4%
PACKAGED FOODS & MEATS—3.4%
Kerry Group PLC, Cl. A	5,500	703,304
(Cost $607,691)
ITALY—4.0%
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Moncler SpA	11,953	514,485

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
ITALY—4.0% (CONT.)
AUTOMOBILE MANUFACTURERS—1.5%
Ferrari NV	1,850	$312,317
TOTAL ITALY (Cost $761,326)		826,802
JAPAN—6.5%
ELECTRONIC COMPONENTS—1.9%
Murata Manufacturing Co., Ltd.	7,000	396,304
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
Keyence Corp.	1,200	403,388
HEALTHCARE SUPPLIES—2.6%
Hoya Corp.	5,500	526,380
TOTAL JAPAN (Cost $1,286,599)		1,326,072
NETHERLANDS—2.7%
SEMICONDUCTORS—2.7%
NXP Semiconductors NV	4,450	564,527
(Cost $443,938)
NEW ZEALAND—3.3%
APPLICATION SOFTWARE—1.5%
Xero Ltd.*	5,500	309,953
PACKAGED FOODS & MEATS—1.8%
a2 Milk Co., Ltd.*	38,300	366,439
TOTAL NEW ZEALAND (Cost $620,882)		676,392
RUSSIA—4.8%
INTEGRATED OIL & GAS—2.1%
LUKOIL PJSC#	4,200	427,326
INTERACTIVE MEDIA & SERVICES—2.7%
Yandex NV, Cl. A*	12,380	554,748
TOTAL RUSSIA (Cost $795,192)		982,074
SOUTH KOREA—2.2%
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.2%
Samsung Electronics Co., Ltd.	10,000	461,634
(Cost $439,805)
SPAIN—2.8%
BIOTECHNOLOGY—2.8%
Grifols SA#	25,397	577,274
(Cost $528,861)
SWITZERLAND—5.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
Partners Group Holding AG	628	574,965
SPECIALTY CHEMICALS—2.5%
Sika AG	2,800	503,563
TOTAL SWITZERLAND (Cost $980,256)		1,078,528

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.8% (CONT.)	SHARES	VALUE
UNITED KINGDOM—2.9%
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
Burberry Group PLC	10,700	$274,342
INTERACTIVE MEDIA & SERVICES—1.5%
Rightmove PLC	36,200	313,717
TOTAL UNITED KINGDOM (Cost $577,889)		588,059
UNITED STATES—30.2%
APPAREL ACCESSORIES & LUXURY GOODS—2.9%
Lululemon Athletica, Inc.*	2,450	586,505
APPLICATION SOFTWARE—6.0%
Adobe, Inc.*	1,943	682,265
Intuit, Inc.	1,900	532,722
Palantir Technologies, Inc., Cl. A*,@,(b)	3,176	18,262
		1,233,249
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
The Carlyle Group, Inc.	18,000	584,640
CONSUMER FINANCE—2.8%
American Express Co.	4,400	571,428
LIFE SCIENCES TOOLS & SERVICES—2.4%
Illumina, Inc.*	1,670	484,417
PHARMACEUTICALS—2.6%
Zoetis, Inc., Cl. A	3,950	530,130
SEMICONDUCTOR EQUIPMENT—2.9%
Applied Materials, Inc.	10,400	603,096
SEMICONDUCTORS—1.5%
NVIDIA Corp.	1,300	307,359
SYSTEMS SOFTWARE—4.2%
Microsoft Corp.	5,050	859,661
THRIFTS & MORTGAGE FINANCE—2.1%
NMI Holdings, Inc., Cl. A*	13,700	437,304
TOTAL UNITED STATES (Cost $4,966,527)		6,197,789
TOTAL COMMON STOCKS (Cost $17,580,580)		19,887,673
PREFERRED STOCKS—0.5%	SHARES	VALUE
UNITED STATES—0.5%
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(b)	12,951	74,469
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	33,858	35,889
TOTAL UNITED STATES (Cost $237,882)		110,358
TOTAL PREFERRED STOCKS (Cost $237,882)		110,358

ALGER GLOBAL FOCUS FUND

Schedule of Investments January 31, 2020 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $17,818,462)	97.3%	$19,998,031
Affiliated Securities (Cost $152,361)		35,889
Unaffiliated Securities (Cost $17,666,101)		19,962,142
Other Assets in Excess of Liabilities	2.7%	555,838
NET ASSETS	100.0%	$20,553,869

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 1.7% of the net assets of the Fund.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2020
Palantir Technologies, Inc., Cl. A	10/7/14	$20,666	0.05%	$18,262	0.09%
Palantir Technologies, Inc., Cl. B	10/7/14	85,521	0.22%	74,469	0.36%
Prosetta Biosciences, Inc., Series D	2/6/15	152,361	0.40%	35,889	0.18%
Total				$128,620	0.63%

See Notes to Financial Statements.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Focus Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of companies in both developed and emerging market countries. The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Fund’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes,

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Fund’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and the previous day’s price.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Global Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,278,609	$554,748	$723,861	$—
Consumer Discretionary	3,546,999	2,135,447	1,411,552	—
Consumer Staples	1,069,743	703,304	366,439	—
Energy	427,326	—	427,326	—
Financials	3,198,713	1,593,372	1,605,341	—
Healthcare	3,134,182	1,591,821	1,542,361	—
Industrials	1,589,367	—	1,589,367	—
Information Technology	5,139,171	3,549,630	1,571,279	18,262
Materials	503,563	—	503,563	—
TOTAL COMMON STOCKS	$19,887,673	$10,128,322	$9,741,089	$18,262
PREFERRED STOCKS
Healthcare	35,889	—	—	35,889
Information Technology	74,469	—	—	74,469
TOTAL PREFERRED STOCKS	$110,358	$—	$—	$110,358
TOTAL INVESTMENTS IN SECURITIES	$19,998,031	$10,128,322	$9,741,089	$128,620
FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Focus Fund	Common Stocks
Opening balance at November 1, 2019	$18,262
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	18,262
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Global Focus Fund	Preferred Stocks
Opening balance at November 1, 2019	$110,358
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2020	110,358
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2020	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2020. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value
	January 31, 2020	Valuation Methodology	Unobservable Input	Range/Input	Weighted Average Inputs
Alger Global Focus Fund
Common Stock	18,262	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	74,469	Market Approach	Transaction Price	N/A	N/A
Preferred Stocks	35,889	Income Approach	Discount Rate	55.00%-60.00%	N/A

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

As of January 31, 2020, there were no transfers of securities between Level 1 and Level 2.

ALGER GLOBAL FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents	$365,084	$460	$364,624	$—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward foreign currency contracts - In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuation.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Fund because the Fund or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/	Realized	in	Value at
	October 31,	Purchases/	Sales/	January 31,	Interest	Gain	Unrealized	January 31,
Security	2019	Conversion	Conversion	2020	Income	(Loss)	App(Dep)	2020
Alger Global Focus Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	33,858	—	—	33,858	$—	$—	$—	$35,889
Total					$—	$—	$—	$35,889

NOTE 6 — Subsequent Events:

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019, and has now been detected globally. The General Partner continues to closely monitor the impact of the COVID-19 outbreak on the Fund, however the duration and severity of the outbreak and its effects on the Fund cannot be determined with certainty. The effect of the impact of COVID-19 has not been reflected in these financial statements; such impact may affect the future results of the Fund.